Goodwill and Intangible Assets - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Segment	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill [Line Items]
Goodwill impairment charge		$ 198,828,000	$ 285,166,000
Goodwill	$ 13,128,000		13,153,000	$ 297,906,000
Intangible assets, net			73,400,000	83,700,000
Acquisition related costs			0	0
Amortization of intangible assets			10,805,000	12,238,000	$ 15,143,000
Number of reportable segment | Segment	1
Canada [Member]
Goodwill [Line Items]
Goodwill	$ 2,000,000
Industrial [Member]
Goodwill [Line Items]
Goodwill	$ 11,100,000		$ 13,153,000	$ 13,067,000